Financial instruments - Sensitivity Analysis (Details) - Currency risk - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Sweden, Kronor
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in net earnings	$ 875	$ (906)
Decrease in other comprehensive income	(7,724)	(6,522)
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in net earnings	2,333	(4,870)
Decrease in other comprehensive income	(65,034)	(65,337)
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in net earnings	167	(778)
Decrease in other comprehensive income	(109,838)	(107,722)
United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in net earnings	2,166	(2,695)
Decrease in other comprehensive income	$ (24,736)	$ (25,018)